Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net earnings	$ 156,130	$ 109,590
Foreign currency translation gain (loss)	(183)	2,604
Comprehensive earnings	155,947	112,194
Less: Comprehensive earnings attributable to non-controlling shareholders	20,918	22,331
Comprehensive earnings attributable to Company	$ 135,029	$ 89,863